Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill.
Goodwill

10.Goodwill

Goodwill, which is not tax deductible, represents the expected synergy effects of the business combination from the global mobile application service provider. The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2025 were as follows:

	December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	456,976	463,796
Foreign currency translation adjustments	6,820	(10,298)
Balance at the end of the year	463,796	453,498

During 2025, the Group performed a qualitative and quantitative impairment assessment for the goodwill arising from the business combination under common control of a global mobile application service provider in 2023. The Group estimated the fair value of the Acquiree based on the income approach, using a discounted cash flow model, with a cashflow forecast reflecting the Group’s best estimate at that time of the future financial performance of the business. Certain key assumptions used in the impairment assessment related to the revenue growth rate, the gross profit ratio and the discount rate, and they were determined by considering the historical performance of the Acquiree, internal forecasts, relevant industry forecasts and market developments. These factors, particularly revenue growth rate and gross profit ratio, are subject to a high degree of judgment and complexity, and are highly sensitive. Because of the lack of operating history and expected rapid growth of the Acquiree, the Company supplemented its income approach method with the use of a market-based method which considers EBITDA multiples based on market data of comparable companies engaged in similar operations and economic characteristics. As of December 31, 2025, the quantitative assessment indicated that the fair value of the Acquiree exceeded its carrying amount by 1.2%. Although the carrying value of goodwill is currently supported, the Group acknowledges that it remains subject to estimation uncertainty. Should actual operating results fall short of forecasts, an impairment charge may be required. Sensitivity analyses demonstrate that if the revenue growth rate decrease by 3%, or the gross profit ratio decrease by 1%, or the discount rate increase by 1%, while holding other assumptions constant, could have a material effect on the consolidated financial position and results of operations. The Group will continue to monitor actual performance against forecasts to assess the recoverability of goodwill.